Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Shareholders' Deficit (Parenthetical) - Notable Labs Inc [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Net of issuance costs	$ 207
Series C-1 Redeemable Convertible Preferred Stock [Member]
Warrant liability	1,154
Series C-2 Redeemable Convertible Preferred Stock [Member]
Warrant liability	$ 899